Summary of Significant Accounting Policies and Basis of Presentation, Segments (FY) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 segment	Dec. 31, 2022 Segment
Segments [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1